Stock Compensation Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock-Based Compensation Expense Recognized in the Selling, General and Administrative Line Item of the Consolidated Statements of Operations
Total stock-based compensation expense recognized in “Selling, general, and administrative” expense in the unaudited consolidated statements of operations was as follows for the periods presented:

	Three months ended June 30,		Six months ended June 30,
(in millions)	2015	2014	2015	2014
Total stock-based compensation expense (pretax)	$16	$5	$23	$34

Total stock-based compensation expense recognized in the “Selling, general, and administrative” line item of the consolidated statements of operations resulting from stock options, non-vested restricted stock awards, and non-vested restricted stock units was as follows:

Year ended December 31, (in millions)	Amount
2014	$51
2013	39
2012	12

Schedule of Weighted-Average Assumptions for Estimating Fair Value of Stock Options Granted
The fair value of FDH stock options granted for the years ended December 31, 2014, 2013, and 2012 were estimated at the date of grant using a Black-Scholes option pricing model with the following weighted-average assumptions:

	Year ended December 31,
	2014	2013	2012
Risk-free interest rate	2.24%	1.40%	1.45%
Dividend yield	—	—	—
Volatility	50.45%	56.61%	51.77%
Expected term (in years)	7	7	7
Fair value of stock	$4.00	$3.50	$3.00
Fair value of options	$2.14	$1.99	$1.60

Summary of Stock Option Activity
A summary of FDH stock option activity for the year ended December 31, 2014 is as follows:

(options in millions)	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term
Outstanding as of January 1, 2014	91	$3.28
Granted	16	$4.00
Exercised	(2)	$3.03
Cancelled / Forfeited	(2)	$3.24
Outstanding as of December 31, 2014	103	$3.40	7 years
Options exercisable as of December 31, 2014	45	$3.13	6 years

Summary of Restricted Stock Award and Restricted Stock Unit Activity
A summary of FDH restricted stock award and restricted stock unit activity for the year ended December 31, 2014 is as follows:

(awards/units in millions)	Awards/Units	Weighted-Average Grant-Date Fair Value
Non-vested as of January 1, 2014	17	$3.18
Granted	37	$4.00
Vested	(4)	$3.18
Cancelled / Forfeited	(4)	$3.81
Non-vested as of December 31, 2014	46	$3.79